Consolidated Statements of Equity (unaudited) - CAD ($) $ in Thousands		Total	Common shares	Preference shares	Common Shares	Preferred Shares	Warrants	Paid in Surplus	Retained Earnings	Retained Earnings Common shares	Retained Earnings Preference shares	AOCI [1]	Non-Controlling Interest
Beginning balance at Dec. 31, 2021		$ 23,596,000			$ 17,016,000	$ 519,000	$ 215,000	$ 4,284,000	$ 878,000			$ 684,000	$ 12,000
Net Earnings (Loss)		5,666,000							5,666,000
Other Comprehensive Income (Loss), Net of Tax		956,000										956,000
Comprehensive Income (Loss)		6,622,000							5,666,000			956,000
Common Shares Issued Under Stock Option Plans		133,000			165,000			(32,000)
Repurchase Of Equity	[2]	(2,143,000)			(826,000)			(1,317,000)
Warrants Exercised		51,000			76,000		(25,000)
Stock-Based Compensation Expense		10,000						10,000
Dividends			$ (481,000)	$ (26,000)						$ (481,000)	$ (26,000)
Ending balance at Sep. 30, 2022		27,762,000			16,431,000	519,000	190,000	2,945,000	6,037,000			1,640,000	12,000
Beginning balance at Dec. 31, 2021		23,596,000			17,016,000	519,000	215,000	4,284,000	878,000			684,000	12,000
Ending balance at Dec. 31, 2022		27,576,000			16,320,000	519,000	184,000	2,691,000	6,392,000			1,470,000	13,000
Beginning balance at Sep. 30, 2022		27,762,000			16,431,000	519,000	190,000	2,945,000	6,037,000			1,640,000	12,000
Ending balance at Sep. 30, 2023		28,814,000			16,146,000	519,000	26,000	2,229,000	8,440,000			1,454,000	13,000
Beginning balance at Dec. 31, 2022		27,576,000			16,320,000	519,000	184,000	2,691,000	6,392,000			1,470,000	13,000
Net Earnings (Loss)		3,366,000							3,366,000
Other Comprehensive Income (Loss), Net of Tax		(16,000)										(16,000)
Comprehensive Income (Loss)		3,350,000							3,366,000			(16,000)
Common Shares Issued Under Stock Option Plans		43,000			54,000			(11,000)
Repurchase Of Equity	[2]	(711,000)			(251,000)			(460,000)
Warrants Exercised		16,000			23,000		(7,000)
Warrants Purchased and Cancelled		(713,000)					(151,000)		(562,000)
Stock-Based Compensation Expense		9,000						9,000
Dividends			$ (729,000)	$ (27,000)						$ (729,000)	$ (27,000)
Ending balance at Sep. 30, 2023		$ 28,814,000			$ 16,146,000	$ 519,000	$ 26,000	$ 2,229,000	$ 8,440,000			$ 1,454,000	$ 13,000

[1]	Accumulated other comprehensive income (loss) (“AOCI”).
[2]	Normal course issuer bids (“NCIBs”).